Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The change in presentation for the nine months ended September 30, 2017 is as follows:

	Nine months ended September 30, 2017
(in thousands of $)	As previously reported	Adjustments (decrease) increase	As adjusted
Change in fair value of derivative instruments	—	(580)	(580)
Change in assets and liabilities:
Other current and non-current assets	(5,613)	3,017	(2,596)
Other current and non-current liabilities	18,833	(2,437)	16,396
This presentation change has been retrospectively restated in prior periods. The change in presentation for the nine months ended September 30, 2017 is as follows:

	Nine months ended September 30, 2017
(in thousands of $)	As previously reported	Adjustments increase (decrease)	As adjusted
(Losses) gains on derivative instruments	—	580	580
Other financial items, net	(3,495)	(580)	(4,075)
The change in presentation for the nine months ended September 30, 2017 is as follows:

	Nine months ended September 30, 2017
(in thousands of $)	As previously reported	Adjustments increase (decrease)	As adjusted
Project development expenses	—	6,383	6,383
Administrative expenses	33,571	(6,383)	27,188

		Nine months ended September 30, 2017
(in thousands of $)	Cash flow line item	As previously reported	Adjustments decrease	As adjusted
OPERATING ACTIVITIES	Restricted cash and short-term deposits	323	(323)	—
INVESTING ACTIVITIES	Restricted cash and short-term deposits	(4,773)	4,773	—
FINANCING ACTIVITIES	Restricted cash and short-term deposits	(32,025)	32,025	—

As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net increase in cash, cash equivalents and restricted cash		62,372	36,475	98,847
Cash, cash equivalents and restricted cash at beginning of period		224,190	416,028	640,218
Cash, cash equivalents and restricted cash at end of period		286,562	452,503	739,065

Schedule of Price Risk Derivatives
The realized and unrealized gain on oil derivative instrument is as follows:

(in thousands of $)	Nine Months Ended September 30,
	2018	2017
Realized gain on oil derivative instrument	14,318	—
Unrealized gain on oil derivative instrument	185,770	—
	200,088	—